Significant Accounting policies - Operating Lease, Payments for office rental (Table) (Details) - Office Rent Payments [Member] $ in Thousands	Dec. 31, 2021 USD ($)
December 31, 2022	$ 306
December 31, 2023	204
December 31, 2024	42
December 31, 2025	0
December 31, 2026	0
December 31, 2027 and thereafter	0
Total office rent payments	$ 552